Derivative Instruments Summary of Derivative Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Bcf	Dec. 31, 2018 USD ($) Bcf	Dec. 31, 2017 USD ($)
Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative gross volume notional amount (in Bcf) | Bcf	2,226	1,674
Gross Amounts Recognized	$ 51	$ 12
Gross Amounts Offset in the Consolidated Balance Sheets	63	19
Net Amount Presented in the Consolidated Balance Sheets	114	31
Derivative Assets Fair Value	292	220
Derivative Liabilities Fair Value	1,144	833
Derivative Asset	47	57
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	(13)	1
Income Statement Impact of Derivative Activity [Abstract]
Total amounts presented in the statements of income in which the effects of hedges are recorded	257	40	$ 33
Gain (loss) on derivative instruments not designated as hedging instruments	(78)	(123)	260
Derivative, Credit Risk Related Contingent Features [Abstract]
Aggregate fair value of derivatives containing material adverse change provisions in a net liability position	1	1
Fair value of collateral already posted	0	0
Additional collateral required to be posted if credit risk contingent features triggered	1	0
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	194	138
Energy Marketers [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	16	24
Retail End Users [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	178	114
External Credit Rating, Investment Grade [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	31	41
External Credit Rating, Investment Grade [Member] | Energy Marketers [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	4	11
External Credit Rating, Investment Grade [Member] | Retail End Users [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	27	30
Not Designated as Hedging Instrument [Member] | Current Liabilities [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	0	0
Derivative Liabilities Fair Value	7	0
Derivative Asset	7	0
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	7	0
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	0	0
Not Designated as Hedging Instrument [Member] | Non-current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	10	16
Derivative Liabilities Fair Value	39	25
Derivative Asset	14	5
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	39	25
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	(25)	(20)
Not Designated as Hedging Instrument [Member] | Current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	73	62
Derivative Liabilities Fair Value	177	173
Derivative Asset	44	102
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	180	183
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	(136)	(81)
Not Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member] | Interest Rate Contract [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	0	0
Derivative Liabilities Fair Value	10	0
Not Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	0	0
Derivative Liabilities Fair Value	15	0
Derivative Asset	15	0
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	15	0
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	0	0
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member] | IDS Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	0	0
Derivative Liabilities Fair Value	893	601
Not Designated as Hedging Instrument [Member] | Current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	139	103
Derivative Liabilities Fair Value	3	3
Derivative Asset	136	100
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	224	166
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	(88)	(66)
Not Designated as Hedging Instrument [Member] | Non-current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	58	38
Derivative Liabilities Fair Value	0	0
Derivative Asset	58	38
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	68	54
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	$ (10)	$ (16)
Long [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative gross volume notional amount (in Bcf) | Bcf	374	140
CenterPoint Energy Houston Electric, LLC
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	$ 0	$ 0
Derivative Liabilities Fair Value	$ 0	$ 24
CenterPoint Energy Resources Corp. | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative gross volume notional amount (in Bcf) | Bcf	2,226	1,674
Gross Amounts Recognized	$ 73	$ 12
Gross Amounts Offset in the Consolidated Balance Sheets	63	19
Net Amount Presented in the Consolidated Balance Sheets	136	31
CenterPoint Energy Resources Corp.
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	292	220
Derivative Liabilities Fair Value	219	208
Derivative Asset	47	57
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	(13)	1
Income Statement Impact of Derivative Activity [Abstract]
Total amounts presented in the statements of income in which the effects of hedges are recorded	39	40	33
Gain (loss) on derivative instruments not designated as hedging instruments	214	107	211
Derivative, Credit Risk Related Contingent Features [Abstract]
Aggregate fair value of derivatives containing material adverse change provisions in a net liability position	1	1
Fair value of collateral already posted	0	0
Additional collateral required to be posted if credit risk contingent features triggered	1	0
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	194	138
CenterPoint Energy Resources Corp. | Energy Marketers [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	16	24
CenterPoint Energy Resources Corp. | Retail End Users [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	178	114
CenterPoint Energy Resources Corp. | External Credit Rating, Investment Grade [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	31	41
CenterPoint Energy Resources Corp. | External Credit Rating, Investment Grade [Member] | Energy Marketers [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	4	11
CenterPoint Energy Resources Corp. | External Credit Rating, Investment Grade [Member] | Retail End Users [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Total credit risk of counterparties	27	30
CenterPoint Energy Resources Corp. | Not Designated as Hedging Instrument [Member] | Non-current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	10	16
Derivative Liabilities Fair Value	39	25
Gross Amounts Recognized	(39)	(25)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	25	20
Derivative Liability	(14)	(5)
CenterPoint Energy Resources Corp. | Not Designated as Hedging Instrument [Member] | Current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	73	62
Derivative Liabilities Fair Value	177	173
Gross Amounts Recognized	(180)	(183)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	136	81
Derivative Liability	(44)	(102)
CenterPoint Energy Resources Corp. | Not Designated as Hedging Instrument [Member] | Current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	139	103
Derivative Liabilities Fair Value	3	3
Derivative Asset	136	100
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	224	166
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	(88)	(66)
CenterPoint Energy Resources Corp. | Not Designated as Hedging Instrument [Member] | Non-current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	58	38
Derivative Liabilities Fair Value	0	0
Derivative Asset	58	38
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	68	54
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	$ (10)	$ (16)
CenterPoint Energy Resources Corp. | Long [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative gross volume notional amount (in Bcf) | Bcf	374	140
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Current Liabilities [Member] | Interest Rate Contract [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	$ 0	$ 0
Derivative Liabilities Fair Value	0	24
Cash Flow Hedging [Member] | CenterPoint Energy Houston Electric, LLC | Designated as Hedging Instrument [Member] | Current Liabilities [Member] | Interest Rate Contract [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	0	0
Derivative Liabilities Fair Value	0	24
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | Current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	12	1
Derivative Liabilities Fair Value	0	7
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | Current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Asset	47	57
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	(13)	1
Fair Value Hedging [Member] | CenterPoint Energy Resources Corp. | Designated as Hedging Instrument [Member] | Current Liabilities Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Assets Fair Value	12	1
Derivative Liabilities Fair Value	0	7
Fair Value Hedging [Member] | CenterPoint Energy Resources Corp. | Designated as Hedging Instrument [Member] | Current Assets Held for Sale [Member] | Energy Related Derivative [Member]
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivative Asset	47	57
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	(13)	1
Income Loss from Discontinued Operations [Member] | CenterPoint Energy Resources Corp. | Energy Related Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Gain (loss) on derivative instruments not designated as hedging instruments	214	107	211
Income Loss from Discontinued Operations [Member] | Fair Value Hedging [Member] | Energy Related Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Change in unrealized gain (loss) on fair value hedging instruments	(14)	(13)	14
Amounts excluded from effectiveness testing recognized in earnings immediately	(213)	(149)	(67)
Income Loss from Discontinued Operations [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member] | Energy Related Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Change in unrealized gain (loss) on fair value hedging instruments	14	13	(14)
Income Loss from Discontinued Operations [Member] | Fair Value Hedging [Member] | CenterPoint Energy Resources Corp. | Energy Related Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Change in unrealized gain (loss) on fair value hedging instruments	(14)	(13)	14
Amounts excluded from effectiveness testing recognized in earnings immediately	(213)	(149)	(67)
Income Loss from Discontinued Operations [Member] | Fair Value Hedging [Member] | CenterPoint Energy Resources Corp. | Designated as Hedging Instrument [Member] | Energy Related Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Change in unrealized gain (loss) on fair value hedging instruments	14	13	(14)
Gains (Losses) in Other Income (Expense) [Member] | Interest Rate Contract [Member]
Income Statement Impact of Derivative Activity [Abstract]
Gain (loss) on derivative instruments not designated as hedging instruments	0	2	0
Gains (Losses) in Other Income (Expense) [Member] | IDS Derivative [Member]
Income Statement Impact of Derivative Activity [Abstract]
Gain (loss) on derivative instruments not designated as hedging instruments	$ (292)	$ (232)	$ 49